Annual Total Returns - FidelityFlexGovernmentMoneyMarketFund-PRO - FidelityFlexGovernmentMoneyMarketFund-PRO - Fidelity Flex Government Money Market Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Government Money Market Fund
Bar Chart Table:
Annual Return 2018	1.91%
Annual Return 2019	2.27%
Annual Return 2020	0.49%
Annual Return 2021	0.07%
Annual Return 2022	1.67%
Annual Return 2023	5.22%